Finance costs	12 Months Ended
Dec. 31, 2024
Finance costs [Abstract]
Finance costs
27.
Finance costs

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Interest expense
Bank loans	138,731	254,892	271,221
Lease liabilities	14,556	18,757	19,902
Others	8	—	—
Less: Amounts capitalized in qualifying assets	(10,856)	(7,692)	(12,542)
	142,439	265,957	278,581
Finance expense	10,840	433	359
	153,279	266,390	278,940